INTEREST IN JOINT VENTURES - PRINCIPAL JOINT VENTURES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INTEREST IN JOINT VENTURES
Particulars of issued and paid up capital	¥ 119,896		¥ 121,071
Fujian Refining & Petrochemical Company Limited ("FREP")
INTEREST IN JOINT VENTURES
Particulars of issued and paid up capital	¥ 14,758
Percentage of equity held by Company's subsidiaries	50.00%	50.00%
BASF-YPC Company Limited ("BASF-YPC")
INTEREST IN JOINT VENTURES
Particulars of issued and paid up capital	¥ 12,704
Percentage of equity held by the Company	30.00%
Percentage of equity held by Company's subsidiaries	10.00%	10.00%
Taihu Limited ("Taihu")
INTEREST IN JOINT VENTURES
Particulars of issued and paid up capital | $		$ 25,000
Percentage of equity held by Company's subsidiaries	49.00%	49.00%
Sinopec SABIC Tianjin Petrochemical Company Limited ("Sinopec SABIC Tianjin")
INTEREST IN JOINT VENTURES
Particulars of issued and paid up capital	¥ 10,520
Percentage of equity held by Company's subsidiaries	50.00%	50.00%
Shanghai SECCO
INTEREST IN JOINT VENTURES
Particulars of issued and paid up capital	¥ 3,115
Percentage of equity held by the Company	15.00%
Percentage of equity held by Company's subsidiaries	35.00%	35.00%